Schedule of Changes in Deferred Revenue from Contract Liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
Deferred revenue	$ 3,736	$ 3,818
Unearned revenue	$ 2,271	$ 2,274